Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated January 19, 2010
to
Prospectus dated August 28, 2009

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation (“FSIC”) dated August 28, 2009 as supplemented by the supplements dated October 13, 2009 and November 20, 2009.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Status of Our Initial Public Offering

In our monthly closing on December 1, 2009, we accepted subscriptions for 1,154,518 shares of our common stock at an average price per share of $10.36 for corresponding gross proceeds of $11,956,409. In our monthly closing on January 1, 2010, we accepted subscriptions for 1,268,585 shares of our common stock at an average price per share of $10.38 for corresponding gross proceeds of $13,166,838. We also issued 62,386 shares through our distribution reinvestment plan at an average price per share of $9.88 for corresponding gross proceeds of $616,376. Since commencing our public offering on December 15, 2008, we have received and accepted subscriptions totaling $107,247,838. Including $1,000,008 contributed by principals of our investment adviser in February 2008, we have accepted subscriptions for gross proceeds of $108,247,846 to date.

Portfolio Update

From November 20, 2009 to December 31, 2009, we invested in seven new portfolio companies and increased our positions in eight others through secondary market transactions. During this period, we sold our interest in Alliance Healthcare Systems, which resulted in a realized gain. Also, our entire position in Protection One, Inc, was called at a price of 103 and resulted in a realized gain.

Our investment portfolio consists of 52 positions in senior secured loans, second lien secured loans, and mezzanine debt of U.S. companies with an average annual EBITDA of $269.4 million. The investments in our portfolio were purchased at an average price of 82.5% of par value. The weighted average credit rating of our portfolio is B3 based upon the Moody’s scale and our estimated gross annual portfolio yield is 13.2%(1). We intend to continue to grow our portfolio. The following is our investment portfolio as of December 31, 2009.

(1)	Based upon the purchase price of our investments.

		Date of Most	Original	Par
Security	Industry	Recent Purchase	Cost	Value

Senior Secured Loans – First Lien (45.6%)
Texas Competitive Electric Holdings (TXU Corp.), L+350, 10/10/14	Utility	Oct-09	$3,339,190	$4,473,350
First Data Corporation, L+275, 9/24/14	Merchant Processing	Dec-09	$2,287,998	$2,982,233
Vertellus Specialties, Inc., L+425, 12/10/12	Specialty Chemicals	Feb-09	$395,675	$486,985
Global Tel Link, L+600, 2/14/13	Telecommunications	Feb-09	$351,917	$401,045
DTN, Inc., L+500, 3/10/13	Business Information Services	Feb-09	$419,889	$482,631
King Pharmaceuticals, Inc., L+500, 4/19/12	Specialty Pharmaceuticals	Feb-09	$105,327	$116,868
Corel Corporation, L+400, 5/2/12	Software	Aug-09	$1,294,635	$1,568,542
1-800 Contacts, L+395, 3/4/15	Healthcare	Jul-09	$2,696,260	$3,079,185
Clarke American, L+250, 6/30/14	Business Information Services	Dec-09	$1,749,267	$2,483,473
Kenan Advantage Group, Inc., L+275, 12/16/11	Transportation and Logistics	Mar-09	$742,322	$989,762
West Corp, L+500, 10/24/13	Telecommunications Services	Mar-09	$431,855	$494,962
Contec LLC, L+475, 7/28/14	Telecommunications	May-09	$1,572,108	$1,983,681
Apptis Inc, L+325, 12/20/12	Defense & Aerospace	Apr-09	$644,064	$879,182
Safenet, L+250, 4/12/14	Networking and Security Equipment	Mar-09	$339,023	$494,924
Intralinks, L+275, 6/15/14	Business Information Services	May-09	$1,075,822	$1,480,188
NCO Group, L+500, 5/15/13	Business Process Outsourcing	Dec-09	$2,552,998	$2,954,595
Columbian Chemicals, L+600, 3/16/13	Commodity Chemicals	Apr-09	$752,548	$1,213,787
Quantum Corp, L+350, 7/12/14	Storage Software and Hardware	Apr-09	$744,353	$896,811
Clientlogic Corporation (Sitel), L+550, 1/30/14	Professional and Business Services	Jun-09	$1,440,000	$2,000,000
Caritor, Inc. (Keane), L+225, 6/4/13	IT Outsourcing	Jul-09	$1,518,561	$1,988,169
WCP Exposition Services, L+600, 8/29/11	Tradeshow Equipment and Services	Jun-09	$246,117	$543,904
Pierre Foods, Inc., L+600, 9/30/14	Food Producers and Distributors	Sep-09	$2,764,500	$2,850,000
CamelBak Products, Prime+475, 8/4/11	Consumer Goods	Oct-09	$1,799,232	$1,966,374
AmWINS Group, Inc., L+250, 6/8/13	Insurance Brokerage	Oct-09	$750,750	$975,000
National Processing Company , L+500, 10/31/13	Merchant Processing	Dec-09	$1,133,369	$1,196,168
Edwards Limited, L+200, 5/31/14	Manufacturing	Oct-09	$1,248,000	$1,950,000
Mosaic Sales Solutions, L+275, 4/3/13	Business Services	Oct-09	$577,834	$888,975
Yell Group Plc, L+300, 10/29/12	Printing and Publishing	Oct-09	$644,425	$845,147
InfrastruX Group, Inc, L+500, 0.5% PIK, 11/3/12	Oil and Gas	Oct-09	$665,624	$723,504
SemGroup, L+700, 11/30/12	Oil and Gas	Nov-09	$3,800,000	$4,000,000
Green Tree Financial, L+575, 12/15/15	Financial Services	Dec-09	$2,850,000	$3,000,000

Senior Secured Loans – Second Lien (45.3%)
Asurion Corp, L+650, 7/3/15	Insurance	Dec-09	$2,552,500	$3,000,000
Bresnan Communications LLC, L+450, 3/29/14	Broadcast and Entertainment	Jan-09	$720,000	$1,000,000
Harrington Holdings, L+600, 7/11/14	Healthcare	Apr-09	$640,000	$1,000,000
Intergraph, L+600, 11/28/14	Software	Apr-09	$850,000	$1,000,000
Awesome Acquisition Company (CiCi), L+500, 6/4/14	Restaurants	Oct-09	$2,125,902	$2,939,757
American Safety Razor, L+625, 1/30/14	Personal Care	Jun-09	$1,800,000	$2,500,000
Dresser Inc, L+575, 5/4/15	Computers and Electronics	Dec-09	$3,050,000	$4,000,000
Sorenson Communications Inc, L+700, 2/16/14	Telecommunications	Nov-09	$2,523,980	$3,008,443
Aspect Software Group, L+700, 6/29/12	Business Services	Aug-09	$2,025,000	$3,500,000
Sirius Computer, L+600, 5/30/13	Computer Hardware Distributor	Aug-09	$2,065,000	$3,000,000
FR Brand Acquisition Corp, L+600, 2/7/15	Oil and Gas	Jul-09	$1,260,000	$2,000,000
Building Materials Corp of America, L+575, 10/6/14	Building Products	Jul-09	$1,630,000	$2,000,000
Custom Building Products, L+800, 4/20/12	Building Products	Aug-09	$2,321,875	$2,500,000
AmWINS Group, Inc., L+550, 6/8/14	Insurance Brokerage	Oct-09	$180,000	$300,000
Allen Systems Group, L+800, 2.0% PIK, 4/19/14	Enterprise Software	Oct-09	$3,790,000	$4,000,000
Attachmate Corporation, L+675, 10/13/13	Enterprise Software	Oct-09	$2,407,500	$3,000,000
ILC Holdings, Inc., 11.5%, 6/30/12	Aerospace & Defense	Dec-09	$4,000,000	$4,000,000
Tenaska Power Fund, L+425, 12/15/14	Power	Dec-09	$1,700,000	$2,000,000
Datatel, Inc., L+825, 12/10/16	Software	Dec-09	$4,900,000	$5,000,000

Mezzanine Debt (9.1%)
Sorenson Communications Inc, L+1200 PIK, 8/16/14	Telecommunications	Dec-09	$4,111,875	$4,500,000
ATI Enterprises Inc., L+1100, 12/15/16	Education	Dec-09	$4,900,000	$5,000,000

			$90,487,293	$109,637,645

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between November 19, 2009 and December 31, 2009.

Security	Original Cost	Disposition Price	Transaction Type

Alliance Healthcare Services	$2,940,000	$2,960,000	Sale

	Weighted	Weighted
	Average	Average
	Purchase	Disposition	Paydown
Security	Price(1)	Price(1)	Amount	Transaction Type

CamelBak Products, Prime+475, 8/4/11	91.5	100.0	$33,626	Paydown
Corel Corp., L+400, 5/2/12	82.5	100.0	$194,631	Paydown
Data Transmission Network Corp., L+500, 3/10/13	87.0	100.0	$14,221	Paydown
Global Tel Link, L+600, 2/14/13	87.8	100.0	$8,159	Paydown
King Pharmaceuticals, Inc., L+500, 4/19/12	75.7	100.0	$27,144	Paydown
Yell Group plc, L+300, 10/29/12	76.2	100.0	$154,853	Paydown
Protection One, Inc, 12.0%, 11/15/11	99.2	103.0	$3,002,450	Call

(1)	As a percentage of par value.

Management

This supplement revises the section entitled, “Management – Board of Directors and Executive Officers” and “Management – Committees of the Board of Directors,” as follows:

Effective December 31, 2009, Gerald Stahlecker is no longer a member of the Board of Directors of the Company. Mr. Stahlecker accepted a position with the Company’s affiliate and sponsor firm, Franklin Square Holdings, L.P., as Executive Vice President – Operations. As a result, Mr. Stahlecker is no longer a member of the Company’s Audit and Valuation Committees.

Suitability Standards

This supplement adds the following paragraph to page 142 of the prospectus under the heading, “SUITABILITY STANDARDS.”

Oregon – In addition to the suitability standards applicable to investors, the state of Oregon requires that each Oregon investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.